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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ];            Amendment Number: ___

      This Amendment (Check only one.):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Insurance Company of the West
Address:          11455 El Camino Real
                  San Diego, CA 92130

                             Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             H. Michael Freet
Title:            Chief Financial Officer
Phone:            (858) 350-2551

Signature, Place, and Date of Signing:

             /s/ H. M. Freet          San Diego, CA     07/29/2008
        --------------------------    [City, State]       [Date]
              [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:               107

Form 13F Information Table Value Total:         $ 290,210 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number      Name
1       028-11686                  American Assets, Inc.

2       028-11690                  Ernest S. Rady

3       028-12131                  American Assets Investment Management, LLC

                           Form 13-F Information Table
                               as of June 30, 2008

                                   TITLE                         SHARES/
                                    OF                  VALUE     PRN     SH/  PUT/  INVSTMT      OTHER       VOTING AUTHORITY
     NAME OF ISSUER                CLASS     CUSIP     (x$1000)   AMT     PRN  CALL  DSCRETN     MANAGERS    SOLE   SHARED  NONE
ABBOTT LABORATORIES                COM     002824100     4238      80000   SH        DEFINED    NOS 1 & 2       80000
ALPHATEC HLDGS INC                 COM     02081G102      134      32854   SH        DEFINED    NOS 1 & 2       32854
ALTRIA GROUP INC                   COM     02209S103     8224     400000   SH        DEFINED    NOS 1 & 2      400000
AMBAC FINL GROUP INC               COM     023139108       20      15000   SH        DEFINED    NOS 1 & 2       15000
AMERICAN ELEC PWR                  COM     025537101      492      12225   SH        DEFINED    NOS 1 & 2       12225
AMERICAN EXPRESS                   COM     025816109      942      25000   SH        DEFINED    NOS 1 & 2       25000
AMERICAN INTL GROUP                COM     026874107     6981     263828   SH        DEFINED    NOS 1 & 2      263828
AMERISOURCEBER                     COM     03073E105      480      12000   SH        DEFINED    NOS 1 & 2       12000
AMGEN                              COM     031162100      755      16000   SH        DEFINED    NOS 1 & 2       16000
BANK AMER CORP                     COM     060505104    15038     630000   SH        DEFINED    NOS 1 & 2      630000
BERKSHIRE HATHAWAY                 COM     084670207       20          5   SH        DEFINED    NOS 1 & 2           5
BP PLC ADR                         COM     055622104     2435      35000   SH        DEFINED    NOS 1 & 2       35000
BRISTOL MYERS SQUIBB               COM     110122108      667      32500   SH        DEFINED    NOS 1 & 2       32500
CAPITAL ONE FINANCIAL              COM     14040H105     3847     101200   SH        DEFINED    NOS 1 & 2      101200
CATERPILLLAR INC                   COM     149123101     2215      30000   SH        DEFINED    NOS 1 & 2       30000
CBS CORP                           COM     124857202      390      20000   SH        DEFINED    NOS 1 & 2       20000
CHEMED CORP                        COM     16359R103      293       8000   SH        DEFINED    NOS 1 & 2        8000
CHUBB CORP                         COM     171232101     3431      70000   SH        DEFINED    NOS 1 & 2       70000
CINCINNATI FINL CORP               COM     172062101      280      11025   SH        DEFINED    NOS 1 & 2       11025
CIT GROUP                          COM     125581108      681     100000   SH        DEFINED    NOS 1 & 2      100000
CITIGROUP INC                      COM     172967101     4860     290000   SH        DEFINED    NOS 1 & 2      290000
COCA COLA                          COM     191216100     1300      25000   SH        DEFINED    NOS 1 & 2       25000
COMCAST CORP                       COM     20030N101     3225     170000   SH        DEFINED    NOS 1 & 2      170000
CONOCOPHILLIPS                     COM     20825C104     9439     100000   SH        DEFINED    NOS 1 & 2      100000
CORUS BANKSHARE                    COM     220873103       21       5000   SH        DEFINED    NOS 1 & 2        5000
CUBIST PHARMACEUTICALS             COM     229678107       45       2500   SH        DEFINED    NOS 1 & 2        2500
CV THERAPEUTICS INC                COM     126667104      755      91700   SH        DEFINED    NOS 1 & 2       91700
DEAN FOODS CO                      COM     242370104      785      40000   SH        DEFINED    NOS 1 & 2       40000
DUKE ENERGY CORP                   COM     264399106     1738     100000   SH        DEFINED    NOS 1 & 2      100000

EBAY INC                           COM     278642103        820    30000   SH        DEFINED    NOS 1 & 2       30000
EDISON INTL                        COM     281020107       6423   125000   SH        DEFINED    NOS 1 & 2      125000
ELI LILLY                          COM     532457108       2539    55000   SH        DEFINED    NOS 1 & 2       55000
ENDOLOGIX INC                      COM     29266S106        184    88132   SH        DEFINED    NOS 1 & 2       88132
EXXON MOBIL                        COM     30231G102       4406    50000   SH        DEFINED    NOS 1 & 2       50000
FANNIE MAE                         COM     313586109       2146   110000   SH        DEFINED    NOS 1 & 2      110000
FIDELITY NATL FINANCIAL INC        COM     31620R105       1642   130281   SH        DEFINED    NOS 1 & 2      130281
FIDELITY NATL INFORMATION SVCS     COM     31620M106       2114    57261   SH        DEFINED    NOS 1 & 2       57261
FOCUS MEDIA HLDG                   COM     34415V109        222     8000   SH        DEFINED    NOS 1 & 2        8000
FPL GROUP INC                      COM     302571104        966    14724   SH        DEFINED    NOS 1 & 2       14724
FREDDIE MAC                        COM     313400301       5248   320000   SH        DEFINED    NOS 1 & 2      320000
GENERAL ELECTRIC CO.               COM     369604103       3603   135000   SH        DEFINED    NOS 1 & 2      135000
GENERAL MILLS                      COM     370334104       2133    35100   SH        DEFINED    NOS 1 & 2       35100
GENOPTIX                           COM     37243V100        189     6000   SH        DEFINED    NOS 1 & 2        6000
GILEAD SCIENCES INC                COM     375558103        318     6000   SH        DEFINED    NOS 1 & 2        6000
GLAXOSMITHKLINE                    COM     37733W105       3980    90000   SH        DEFINED    NOS 1 & 2       90000
GOOGLE                             COM     38259P508        474      900   SH        DEFINED    NOS 1 & 2         900
HAEMONETICS CORP                   COM     405024100        111     2000   SH        DEFINED    NOS 1 & 2        2000
HANSEN NATURAL CORP                COM     411310105        576    20000   SH        DEFINED    NOS 1 & 2       20000
HARMAN INTL                        COM     413086109        517    12500   SH        DEFINED    NOS 1 & 2       12500
HARTFORD FIN SVCS GRP              COM     416515104       5811    90000   SH        DEFINED    NOS 1 & 2       90000
HOME DEPOT                         COM     437076102       1639    70000   SH        DEFINED    NOS 1 & 2       70000
HOSPIRA INC                        COM     441060100        281     7000   SH        DEFINED    NOS 1 & 2        7000
HOST MARRIOTT CORP                 COM     44107P104        334    24487   SH        DEFINED    NOS 1 & 2       24487
HSBC HLDGS PLC                     COM     404280406       6155    80250   SH        DEFINED    NOS 1 & 2       80250
ICU MED INC                        COM     44930G107        352    15400   SH        DEFINED    NOS 1 & 2       15400
IMMUCOR                            COM     452526106        259    10000   SH        DEFINED    NOS 1 & 2       10000
IMPERIAL CAP BANCORP               COM     452680101         57    10000   SH        DEFINED    NOS 1 & 2       10000
INDYMAC BANCORP INC                COM     456607100         62   100000   SH        DEFINED    NOS 1 & 2      100000
ISTAR FINL INC                     COM     45031U101        396    30000   SH        DEFINED    NOS 1 & 2       30000
JOHNSON & JOHNSON                  COM     478160104      11967   186000   SH        DEFINED    NOS 1 & 2      186000
JP MORGAN CHASE & CO.              COM     46625H100      13896   405000   SH        DEFINED    NOS 1 & 2      405000
KINETIC CONCEPTS INC               COM     49460W208        499    12500   SH        DEFINED    NOS 1 & 2       12500
KROGER CO                          COM     501044101       2021    70000   SH        DEFINED    NOS 1 & 2       70000
LABORATORY CORP                    COM     50540R409        348     5000   SH        DEFINIED   NOS 1 & 2        5000
LINCARE HLDGS                      COM     532791100        185     6500   SH        DEFINED    NOS 1 & 2        6500
LOWES COMPANIES                    COM     548661107       2483   119681   SH        DEFINED    NOS 1 & 2      119681
MACERICH CO.                       COM     554382101       3106    50000   SH        DEFINED    NOS 1 & 2       50000
MARATHON OIL CORP                  COM     565849106       2697    52000   SH        DEFINED    NOS 1 & 2       52000

MBIA INC                           COM     55262C100         88    20000   SH        DEFINED    NOS 1 & 2       20000
MCGRAW HILL COMPANIES              COM     580645109        602    15000   SH        DEFINED    NOS 1 & 2       15000
MCKESSON CORP                      COM     58155Q103        302     5400   SH        DEFINED    NOS 1 & 2        5400
MERCK & CO                         COM     589331107       1131    30000   SH        DEFINED    NOS 1 & 2       30000
MICROSOFT CORP                     COM     594918104       3301   120000   SH        DEFINED    NOS 1 & 2      120000
MICRUS ENDOVASCULAR CORP           COM     59518V102        313    22300   SH        DEFINED    NOS 1 & 2       22300
MORGAN STANLEY                     COM     617446448       4869   135000   SH        DEFINED    NOS 1 & 2      135000
MORTONS RESTAURANT                 COM     619430101        436    63400   SH        DEFINED    NOS 1 & 2       63400
NEWELL RUBBERMAID INC              COM     651229106        420    25000   SH        DEFINED    NOS 1 & 2       25000
OMNICELL INC                       COM     68213N109        303    23000   SH        DEFINED    NOS 1 & 2       23000
OVERSEAS SHIPHOLDING               COM     690368105       6362    80000   SH        DEFINED    NOS 1 & 2       80000
PEPSICO INC                        COM     713448108      12489   196400   SH        DEFINED    NOS 1 & 2      196400
PFIZER INC                         COM     717081103        559    32000   SH        DEFINED    NOS 1 & 2       32000
PG&E CORP                          COM     69331C108       3969   100000   SH        DEFINED    NOS 1 & 2      100000
PHILIP MORRIS INTL                 COM     718172109      20704   419200   SH        DEFINED    NOS 1 & 2      419200
PINNACLE WEST CAP CORP             COM     723484101       3846   125000   SH        DEFINED    NOS 1 & 2      125000
PPL CORPORATION                    COM     69351T106       5227   100000   SH        DEFINED    NOS 1 & 2      100000
QUEST DIAGNOSTICS INC              COM     74834L100        533    11000   SH        DEFINED    NOS 1 & 2       11000
ROYAL DUTCH SHELL PLC              COM     780259206      11439   140000   SH        DEFINED    NOS 1 & 2      140000
SANDISK CORP                       COM     80004C101        374    20000   SH        DEFINED    NOS 1 & 2       20000
SARA LEE CORP                      COM     803111103        551    45000   SH        DEFINED    NOS 1 & 2       45000
SCHERING PLOUGH                    COM     806605101        492    25000   SH        DEFINED    NOS 1 & 2       25000
SENORX INC                         COM     81724W104        646    83392   SH        DEFINED    NOS 1 & 2       83392
SEPRACOR INC                       COM     817315104        697    35000   SH        DEFINED    NOS 1 & 2       35000
SPECTRA ENERGY                     COM     847560109       1437    50000   SH        DEFINED    NOS 1 & 2       50000
ST JOE CO                          COM     790148100        686    20000   SH        DEFINED    NOS 1 & 2       20000
STARBUCKS CORP                     COM     855244109        472    30000   SH        DEFINED    NOS 1 & 2       30000
STARWOOD HOTELS                    COM     85590A203       1603    40000   SH        DEFINED    NOS 1 & 2       40000
SUPERVALUE INC                     COM     868536103        141     4550   SH        DEFINED    NOS 1 & 2        4550
TIME WARNER INC                    COM     887317105        740    50000   SH        DEFINED    NOS 1 & 2       50000
VALERO                             COM     91913Y100        824    20000   SH        DEFINED    NOS 1 & 2       20000
VISA                               COM     92826C839        370     4550   SH        DEFINED    NOS 1 & 2        4550
WACHOVIA CORP                      COM     929903102      13975   899864   SH        DEFINED    NOS 1 & 2      899864
WALGREEN                           COM     931422109        325    10000   SH        DEFINED    NOS 1 & 2       10000
WAL-MART STORES                    COM     931142103       5058    90000   SH        DEFINED    NOS 1 & 2       90000
WELLS FARGO & CO.                  COM     949746101       9500   400000   SH        DEFINED    NOS 1 & 2      400000
WYETH                              COM     983024100       5276   110000   SH        DEFINED    NOS 1 & 2      110000
XTO ENERGY                         COM     98385X106       2453    35800   SH        DEFINED    NOS 1 & 2       35800
YUM BRANDS                         COM     988498101       2807    80000   SH        DEFINED    NOS 1 & 2       80000